Accounts and Other Payables (Details) - Schedule of Accounts and Other Payables - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Schedule Of Accounts And Other Payables Abstract
Account payables (note (a))	[1]		$ 6,862
Commission payables		816,984
Technical cost payables		20,930
Other payables and accrued charges		91,875	1,152,662
Wages payables (note (b))	[2]	397,463
Amount due to related parties (note (c))	[3]		350,320
Total		$ 1,327,252	$ 1,509,844

[1]	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided.
[2]	The wages payable were the wages payables to the director of the Company.
[3]	The amount due to related parties are unsecured, interest-free and repayable on demand. The amount has been disposed along with disposal of subsidiaries as disclosed in note 24.